UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21566 _____________________________________________________

BlackRock Global Floating Rate Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—102.0%
			Corporate Bonds—11.5%
			Automotive—0.2%
BB+	$ 750		Arvinmeritor, Inc., 8.75%, 3/01/12	$ 834,375

			Basic Material—0.3%
B1	750	[2]	Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	800,625
BB	750	[2]	International Steel Group, Inc., 6.50%, 4/15/14	750,000

				1,550,625

			Building & Development—0.2%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 5.669%, 10/01/10 (Canada)	1,002,280

			Chemical—0.9%
B-	700	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	756,000
Ba3	750	[2]	Hercules, Inc., 6.75%, 10/15/29	761,250
B-	750		Huntsman Intl., LLC, 9.875%, 3/01/09	821,250
			Lyondell Chemical Co.,
B+	300		11.125%, 7/15/12	346,500
B+	300		Ser. A, 9.625%, 5/01/07	325,500
B-	750	[2]	Nalco Chemical Co., 8.875%, 11/15/13	806,250

				3,816,750

			Conglomerates—0.2%
B	750		Trimas Corp., 9.875%, 6/15/12	780,000

			Consumer Products—0.2%
B-	400	[2]	Lazy Days RV Center, Inc., 11.75%, 5/15/12	420,000
B+	350		Stoneridge, Inc., 11.50%, 5/01/12	397,250

				817,250

			Containers & Glass—0.2%
B	750		Crown European Holdings SA, 10.875%, 3/01/13 (France)	873,750

			Ecological Services & Equipment—0.2%
BB-	750		Allied Waste NA, Inc., Ser. B, 5.75%, 1/15/10	708,750

			Energy—5.0%
BB	750	[2]	AES Corp., 9.00%, 5/15/15	851,250
BBB+	750		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	832,500
B1	750		Edison Mission Energy, 10.00%, 8/15/08	877,500
B-	750		El Paso Production Holding Co., 7.75%, 6/01/13	750,000
BB-	9,000		Gazprom, 9.625%, 3/01/13 (Russia)	10,012,500
B	750		Hanover Compressor Co., 9.00%, 6/01/14	817,500
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	751,900
B+	750	[2]	NRG Energy, Inc., 8.00%, 12/15/13	802,500
BBB+	4,500		Pemex Project Funding Master Trust, Ser. 15, 3.40%, 10/15/09	4,657,500
Baa1	500		Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico)	585,000
B+	750		Reliant Energy, Inc., 9.25%, 3/15/07	804,375
BB-	300		Swift Energy Co., 7.625%, 7/15/11	319,500

				22,062,025

			Financial Institutions—1.6%
BB	750		Crum & Forster Holdings Corp., 10.375%, 6/15/13	800,625
BB-	2,255		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	2,292,658
Baa2	3,000	[2]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,015,000
B3	750	[2]	Rainbow Nat. Svcs. LLC, 8.75%, 9/01/12	780,000

				6,888,283

			Forest Products—0.1%
			Georgia Pacific Corp.,
BB+	125		7.25%, 6/01/28	130,625
BB+	375		8.00%, 1/15/24	427,500

				558,125

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—0.5%
B-	$ 750	[2]	IASIS Healthcare Corp., 8.75%, 6/15/14	$ 785,625
B-	650		Universal Hospital Svcs., Inc., 10.125%, 11/01/11	661,375
B2	750	[2]	US Oncology, Inc., 9.00%, 8/20/11	780,000

				2,227,000

			Hotels & Casino—0.2%
BB+	750		MGM Mirage, 5.875%, 2/27/14	720,000

			Industrials—0.1%
B+	750		United Rentals NA, Inc., 7.00%, 2/15/14	667,500

			Media—0.4%
B	400		Cenveo Corp., 7.875%, 12/01/13	386,000
CCC+	750		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	763,125
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	757,500

				1,906,625

			Technology—0.2%
Ba3	750		Celestica, Inc., 7.875%, 7/01/11 (Canada)	783,750

			Telecommunication—0.7%
			Cincinnati Bell, Inc.,
B+	400		7.25%, 7/15/13	388,000
B	400		8.375%, 1/15/14	364,000
BB	750		Nextel Communications, Inc., 5.95%, 3/15/14	738,750
			Qwest Corp.,
BB	750	[2]	7.875%, 9/01/11	780,000
B+	750	[2]	14.00%, 12/15/10	878,438

				3,149,188

			Transportation—0.3%
B-	400	[2]	Horizon Lines, LLC, 9.00%, 11/01/12	420,000
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	761,250

				1,181,250

			Total Corporate Bonds	50,527,526

			Bank Loans—69.6%
			Aero & Defense—1.8%
	3,000		Caci Intl, Inc., Term Loan, LIBOR + 1.50%, 5/03/11	3,013,125
	2,000		Piedmont Hawthorne Holding, Inc., Term Loan, PRIME + 4.25%, 9/15/11	2,017,500
	3,000		Standard Aero, Inc., Term Loan, LIBOR + 2.50%, 8/20/12	3,035,625

				8,066,250

			Automotive—2.6%
	1,938		Plastech Inc., Term Loan B, LIBOR + 2.75%, 2/12/10	1,962,963
	3,000		Progressive Moulded Products, Ltd., Term Loan B, LIBOR + 2.50%, 8/16/11	3,003,750
	3,500		RJ Tower Corp., Term Loan B, LIBOR + 4.25%, 5/21/09	3,456,250
	3,000		TI Group Automotive Systems NA, Term Loan C, LIBOR + 3.25%, 6/30/11	2,998,125

				11,421,088

			Building & Development—2.1%
	295		Associated Materials, Inc., Term Loan, LIBOR + 2.75%, 8/20/10	297,868
	1,060		Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/21/11	1,070,600
	2,000		Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,027,500
			Ply Gem Industries, Inc.,
	152		CND Term Loan, LIBOR + 2.50%, 03/15/10	153,081
	2,348		USD Term Loan, LIBOR + 2.50%, 2/11 - 10/11	3,368,794
	2,500		Resolution Specialty Materials, Term Loan, LIBOR + 2.75%, 8/02/10	2,517,188

				9,435,031

			Chemical—7.1%
			Celanese AG, Term Loan (Germany)
	620		0.50%, 4/06/11	629,481
	1,380		LIBOR + 2.50%, 4/06/11	1,399,895
	2,000		Cognis, Term Loan, LIBOR + 4.75%, 11/15/13	2,030,000
	3,000		Huntsman Intl., LLC, Term Loan B, LIBOR + 3.25%, 12/31/10	3,037,500

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
Rating[1]
(000)	Description	Value

	Chemical—(continued)

	Innophos, Inc., Term Loan,
$ 1,618	LIBOR + 2.75%, 8/13/10	$ 1,636,386
382	0.50%, 8/13/10	386,114
3,877	Kraton Polymers, LLC, Term Loan B, LIBOR + 2.50%, 12/23/10	3,889,588
	Nalco Chemical Co., Term Loan B,
5,831	LIBOR + 2.50%, 11/04/10	5,894,530
81	PRIME + 4.50%, 11/04/10	81,797
1,000	Professional Paint, Inc., Term Loan, PRIME + 2.25%, 9/30/11	1,007,500
2,000	Ripplewood Phosphorus US, LLC, Term Loan, LIBOR + 3.00%, 6/21/11	2,007,500
4,000	Rockwood Specialties Group, Inc., Term Loan B, LIBOR + 2.50%, 7/30/12	4,022,500
	United Industries Corp., Term Loan,
3,000	LIBOR + 2.50%, 4/29/11	3,045,000
2,000	LIBOR + 4.50%, 10/31/11	2,030,000

		31,097,791

	Conglomerates—2.1%

3,500	Honeywell Security Group, Term Loan B, PRIME + 3.00%, 6/28/10	3,491,250
	Invesys Intl. Holdings Ltd.,
2,000	Term Loan, LIBOR + 4.75%, 11/30/09	2,065,000
984	Term Loan B1, LIBOR + 3.50%, 9/05/09	993,077
2,750	Polypore, Inc., Term Loan, LIBOR + 2.25%, 11/12/11	2,768,906

		9,318,233

	Consumer Products—10.2%

	Ames True Temper, Term Loan B,
2	PRIME + 1.75%, 7/02/11	2,169
1,993	LIBOR + 3.00%, 7/02/11	2,016,937
2,000	Church & Dwight Co., Inc., Term Loan B, LIBOR + 1.75%, 5/30/11	2,022,500
2,000	CKE Restaurants, Term Loan, LIBOR + 3.00%, 5/01/10	2,035,000
1,987	Coinmach Service Corp., Term Loan B, LIBOR + 2.75%, 7/25/09	2,004,437
750	Culligan Water Co., Term Loan, LIBOR + 2.75%, 10/15/11	760,313
3,500	Denny’s Corp., Term Loan, LIBOR, 9/30/10	3,548,125
2,000	Duane Reade, Term Loan B, LIBOR, 7/30/10	2,019,000
5,000	Invista, Term Loan B, LIBOR + 3.00%, 4/27/11	5,059,375
1,750	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	1,771,278
2,000	Knoll, Inc., Term Loan, LIBOR + 3.00%, 10/15/11	2,000,000
3,000	Language Line, Inc., Term Loan, LIBOR + 4.25%, 6/13/11	3,026,250
	Maidenform, Inc., Term Loan,
297	LIBOR + 3.25%, 5/14/10	301,074
590	LIBOR + 7.50%, 5/11/11	600,325
2,992	National Bedding Co., LLC, Term Loan B, LIBOR + 2.25%, 8/31/08	3,014,447
1,000	Oriental Trading Co., Inc., Term Loan, LIBOR + 6.00%, 1/08/11	1,015,000
5,500	OSI Industries, Inc., Term Loan, LIBOR + 2.50%, 9/15/11	5,537,812
3,000	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	3,020,001
	Prestige Brands Holdings, Inc., Term Loan B,
1,989	LIBOR, 4/06/11	1,997,019
6	PRIME + 1.75%, 4/06/11	6,294
3,000	Rite Aid Corp., Term Loan, LIBOR + 1.75%, 8/31/09	3,011,250

		44,768,606

	Containers & Glass—1.7%

2,729	Berry Plastics Corp., Term Loan C, LIBOR + 2.25%, 6/30/10	2,758,722
1,825	Crown Americas, Term Loan B, LIBOR + 2.25%, 9/01/11	1,833,313
2,992	Solo Cup Co., Term Loan, LIBOR, 2/27/11	3,015,547

		7,607,582

	Ecological Services & Equipment—2.1%

2,000	Allied Waste NA, Inc., Term Loan B, LIBOR + 2.75%, 1/15/10	2,025,714
	Envirosolutions, Inc., Term Loan,
1,818	2.00%, 3/31/09	1,809,091
2,136	LIBOR + 4.50%, 3/01/09	2,124,777
46	LIBOR + 4.50%, 3/31/09	46,132
3,000	Waste Connections, Inc., Term Loan, LIBOR + 1.50%, 10/22/10	3,026,250

		9,031,964

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Energy—3.3%
	$ 1,500	AES Corp., Term Loan, LIBOR + 2.25%, 4/30/08	$ 1,514,766
	2,000	Belden & Blake, Term Loan, LIBOR, 6/30/11	2,020,000
	2,000	Dynegy Holdings, Inc., Term Loan, LIBOR, 5/10/10	2,037,500
		Reliant Resources, Inc., Term Loan A,
	4,893	LIBOR, 3/15/07	4,903,665
	2,000	LIBOR + 4.00%, 3/15/07	2,004,166
		Semgroup, LP, Term Loan B,
	1,980	LIBOR + 3.25%, 8/27/10	1,999,800
	20	PRIME + 1.75%, 8/27/10	20,200

			14,500,097

		Entertainment & Leisure—1.8%
	4,000	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	4,037,144
	3,750	Wallace Theaters, Term Loan, LIBOR + 3.25%, 7/09 - 1/10	3,775,313

			7,812,457

		Financial Institutions—1.9%
	1,976	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/10/10	2,000,779
	3,500	Olympus Cable Holdings, LLC, Term Loan B, Prime + 2.00%, 9/30/10	3,437,500
		Titan Corp., Term Loan B,
	9	PRIME + 2.00%, 6/30/09	8,777
	2,991	LIBOR + 3.25%, 6/30/09	3,001,849

			8,448,905

		Forest Products—1.2%
	3,000	Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/11/10	3,030,750
	1,000	Buckeye Technologies, Inc., Term Loan, LIBOR + 2.50%, 4/15/10	1,012,083
	1,245	Koch Cellulose, LLC, Term Loan, LIBOR + 2.25%, 5/07/11	1,259,771

			5,302,604

		Health Care—7.9%
	4,000	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 4/30/11	4,010,000
	1,708	Advanced Medical Optics, Term Loan B, LIBOR, 6/25/29	1,729,688
	2,500	Arizant, Inc., Term Loan, LIBOR + 3.75%, 8/15/10	2,509,375
	7,450	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	7,453,993
	4,870	Concentra, Inc., Term Loan B, LIBOR + 2.50%, 6/30/10	4,926,818
	2,993	Davita, Inc., Term Loan B, LIBOR + 2.00%, 8/31/09	3,018,935
	2,000	HealthSouth Corp., Term Loan, LIBOR, 1/16/11	2,090,000
	3,000	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.50%, 6/30/11	3,033,000
	2,000	Kinetic Concepts, Inc., Term Loan B1, LIBOR + 2.0%, 8/11/10	2,020,834
	3,000	US Oncology, Inc., Term Loan, LIBOR + 2.75%, 6/30/11	3,018,750
	1,000	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 2/23/05	1,014,167

			34,825,560

		Hotels & Casino—3.2%
	2,000	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 6/30/11	2,020,000
	1,960	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	1,964,862
	2,200	Penn National Gaming, Inc., Term Loan D, LIBOR + 2.50%, 9/01/07	2,230,250
	1,724	Venetian Casino Resorts, Term Loan B, LIBOR + 1.50%, 6/15/11	1,747,385
		Wyndham Intl., Inc.,
	2,468	Term Loan, LIBOR + 5.75%, 4/01/06	2,456,547
	3,652	Term Loan 1, LIBOR + 4.75%, 6/30/06	3,624,344

			14,043,388

		Industrials—0.4%
		Alderwoods Group, Inc., Term Loan B1,
	950	LIBOR + 2.75%, 8/19/10	962,890
	9	PRIME + 1.75%, 8/19/10	8,915
	1,000	Brennan Industries, Term Loan B, LIBOR + 3.50%, 12/31/07	1,011,875

			1,983,680

		Media—11.4%
	2,000	Bragg Communication, Term Loan B, LIBOR + 2.50%, 8/31/11	2,015,000
	2,000	Century TCI California LP, Term Loan, PRIME + 0.75%, 12/31/07	1,982,916
		Charter Communications Operating, LLC,
	3,000	Term Loan A, LIBOR, 4/27/10	2,974,905
	2,000	Term Loan B, LIBOR + 3.25%, 4/27/11	1,983,270

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Media—(continued)
	$ 4,124	Dex Media East, LLC, Term Loan B, LIBOR + 2.00%, 5/08/09	$ 4,170,894
	1,986	Dex Media West, LLC, Term Loan B, LIBOR + 2.25%, 3/09/10	2,008,713
	2,000	Emmis Communications, Term Loan B, LIBOR, 11/10/11	2,014,444
	2,750	Freedom Communications, Inc., Term Loan, LIBOR, 5/18/12	2,789,102
	5,000	Insight Midwest Holdings, LLC, Term Loan A, LIBOR + 1.50%, 6/30/09	4,987,500
		Media News, Term Loan C,
	3,476	LIBOR + 3.125%, 8/30/10	3,485,162
	24	PRIME + 0.50%, 8/30/10	23,588
	3,000	Nexstar Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/10	3,000,000
	5,000	NTL Cable, Inc., Term Loan B, LIBOR + 3.00%, 5/19/12	5,025,000
	2,500	R.H. Donnelley, Inc., Term Loan B2, LIBOR, 6/30/11	2,530,990
		Transwestern Publishing Co., Term Loan,
	1,777	LIBOR + 4.50%, 2/25/12	1,789,502
	223	PRIME + 2.50%, 2/25/12	224,248
	2,992	Warner Music Group, Term Loan B, LIBOR, 2/28/11	3,030,955
		Western Wireless Corp.,
	3,000	Term Loan A, LIBOR + 2.25%, 5/28/10	3,007,968
	3,000	Term Loan B, LIBOR + 3.00%, 5/30/11	3,039,642

			50,083,799

		Technology—2.5%
		Directed Electronics, Inc., Term Loan,
	8	PRIME + 3.25%, 3/15/10	7,552
	2,992	LIBOR + 4.25%, 3/15/10	3,013,073
	2,000	Network Communications, Term Loan B, LIBOR + 4.00%, 6/30/11	2,020,000
	3,000	UGS PLM, Term Loan B, LIBOR + 2.25%, 5/27/11	3,022,500
	3,000	Verifone, Inc., Term Loan B, LIBOR + 2.50%, 6/30/11	3,030,000

			11,093,125

		Telecommunication—5.1%
	2,000	Atlantic Broadband Finance, LLC, Term Loan, LIBOR + 3.25%, 1/30/11	2,023,126
	3,244	Centennial Communications Corp., Term Loan B, LIBOR + 2.75%, 2/09/11	3,267,050
	5,000	FairPoint Communications, Inc., Term Loan B, LIBOR + 4.00%, 5/18/12	5,028,125
	2,000	Nextel Partners, Inc., Term Loan C, LIBOR + 2.50%, 5/31/11	2,025,000
	2,000	PanAmSat Corp., Term Loan B, LIBOR + 2.50%, 8/20/11	2,000,500
	5,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,170,835
	3,000	Valor Communications, Inc., Term Loan B, LIBOR + 3.75%, 9/30/09	3,033,750

			22,548,386

		Transportation—1.2%
	4,000	Harbor Freight Tools, Term Loan B, LIBOR + 2.75%, 7/15/11	4,017,500
	1,250	Transport Industries, LP, Term Loan, LIBOR + 4.00%, 6/13/10	1,250,000

			5,267,500

		Total Bank Loans	306,656,046

		Foreign Government Bonds—20.9%
B	6,333	Bolivarian Republic of Venezuela, 2.75%, 12/18/07	6,301,414
		Federative Republic of Brazil,
BB-	9,765	2.125%, 4/15/09 - 4/15/12	9,256,059
BB-	9,000	7.72%, 6/29/09	9,846,000
BB-	7,037	8.00%, 4/15/14	6,957,810
BB-	1,500	Ser. B, 10.00%, 8/07/11	1,638,750
B	1,000	Islamic Republic of Pakistan, 6.75%, 2/19/09	1,017,309
BB	4,000	Kingdom of Morocco, 8.12%, 1/05/09	3,935,000
A-	500	Malaysia, 8.75%, 6/01/09	598,260
BBB-	5,333	Republic of Bulgaria, 2.75%, 7/28/12	5,306,667
A	1,500	Republic of Chile, 6.875%, 4/28/09	1,678,800
		Republic of Colombia,
BB	2,000	8.625%, 4/01/08	2,195,000
BB+	5,546	9.75%, 4/09/11	6,283,054
Ba1	2,000	Republic of Costa Rica, 9.335%, 5/15/09	2,175,000
CCC+	1,500	Republic of Ecuador, 12.00%, 11/15/12	1,479,750
BB+	500	Republic of El Salvador, 9.50%, 8/15/06	549,375

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—(continued)
			Republic of Panama,
Ba1	$ 8,018		2.75%, 7/17/16	$ 7,256,299
Ba1	500		8.25%, 4/22/08	547,500
			Republic of Peru,
BB	3,500		4.50%, 3/07/17	3,106,250
BB	1,500		9.125%, 1/15/08	1,695,000
BBB	1,500		Republic of South Africa, 7.375%, 4/25/12	1,686,300
BB	1,500		Republic of the Philippines, 8.875%, 4/15/08	1,641,591
BB-	1,500		Republic of Turkey, 12.00%, 12/15/08	1,826,250
B	4,143		Republic of Venezuela, 2.063%, 3/31/07	4,132,293
			Ukraine,
B+	4,500	[2]	5.33%, 8/05/09	4,538,745
B+	3,500	[2]	6.875%, 3/04/11	3,430,000
Baa2	3,000		United Mexican States, 2.753%, 1/13/09	3,025,500

			Total Foreign Government Bonds	92,103,976

			Total Long-Term Investments (cost $448,448,588)	449,287,548

			SHORT-TERM INVESTMENTS—5.0%
	22,100	[3]	Federal Home Loan Mortgage Corp., 1.60%, 10/05/04 (cost $22,096,071)	22,096,071

			Total investments—107.0% (cost $470,544,659)	471,383,619
			Liabilities in excess of other assets—(7.0)%	(30,868,186)

			Net Assets—100%	$440,515,433

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 5.1% of its net assets, with a current market value of $22,357,963, in securities restricted as to resale.
[3]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Global Floating Rate Income Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004